Capital management (Details 1) (Detail) - BRL (R$) R$ in Thousands	Mar. 31, 2018	Dec. 31, 2017	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Capital management [abstract]
Borrowings		R$ 0		R$ 205,204
Cash and cash equivalents	R$ (2,545,389)	(66,767)	R$ (14,744)	(79,969)	R$ (6,888)	R$ (1,199)
Net debt				125,235
Total equity	R$ 4,476,722	R$ 870,391	R$ 687,486	626,862	R$ 461,877	R$ 426,563
Total capital				R$ 752,097
Gearing ratio				16.65%